Note 04 - Management Report - Corporate Divisions - Corporate Bank (Detail) - Corporate Bank [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net revenues [Abstract]
Corporate Treasury Services		€ 3,886,000,000	€ 3,125,000,000	€ 3,119,000,000
Institutional Client Services		1,586,000,000	1,299,000,000	1,280,000,000
Business Banking		863,000,000	726,000,000	747,000,000
Total net revenues		6,335,000,000	5,151,000,000	5,146,000,000
Of which: [Abstract]
Net Interest Income		3,628,000,000	2,605,000,000	2,883,000,000
Commissions and Fee Income		2,354,000,000	2,203,000,000	2,078,000,000
Remaining Income		354,000,000	343,000,000	185,000,000
Provision for credit losses		335,000,000	(3,000,000)	364,000,000
Noninterest expenses [Abstract]
Compensation and benefits		1,421,000,000	1,447,000,000	1,402,000,000
General and administrative expenses		2,547,000,000	2,649,000,000	2,805,000,000
Impairment of goodwill and other intangible assets			5,000,000
Restructuring activities		(19,000,000)	42,000,000	28,000,000
Total noninterest expenses		3,949,000,000	4,143,000,000	4,235,000,000
Profit (loss) before tax		2,051,000,000	1,011,000,000	547,000,000
Total assets	[1]	257,900,000,000	245,716,000,000	237,675,000,000
Loans (gross of allowances for loan losses)		€ 122,000,000	€ 122,000,000	€ 115,000,000
Employees (full-time equivalent)		13,980	13,292	13,393

[1]	Segment assets represent consolidated view, i.e. the amounts do not include intersegment balances.